Property and Equipment, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8. PROPERTY AND EQUIPMENT, NET

The Company's net property and equipment as follows:

	September 30,	June 30,
	2020	2020
Buildings	$198,223	$190,518
Motor vehicles*	538,879	516,999
Computer equipment*	100,793	97,172
Office equipment*	45,349	43,587
Furniture and fixtures*	74,597	71,697
System software*	112,275	107,911
Leasehold improvements	818,559	786,745

Total	1,888,675	1,814,629

Less: Accumulated depreciation and amortization	(1,412,451)	(1,291,339)

Property and equipment, net	$476,224	$523,290

Depreciation and amortization expenses for the three months ended September 30, 2020 and 2019 were $67,886 and $120,520, respectively.

*	For the three months ended September 30, 2019, an impairment of $127,177 was recorded due to continued decrease in revenues from the inland transportation management segment, no impairment was recorded for same period 2020.

Note 8. PROPERTY AND EQUIPMENT, NET

The Company’s net property and equipment as follows:

	June 30,	June 30,
	2020	2019
Buildings	$190,518	$196,050
Motor vehicles*	516,999	700,724
Computer equipment*	97,172	162,865
Office equipment*	43,587	69,278
Furniture and fixtures*	71,697	167,143
System software*	107,911	116,339
Leasehold improvements	786,745	807,078

Total	1,814,629	2,219,477

Less: Accumulated depreciation and amortization	(1,291,339)	(1,229,567)

Property and equipment, net	$523,290	$989,910

Depreciation and amortization expenses for the years ended June 30, 2020 and 2019 were $320,737 and $67,587, respectively.

*	For the year ended June 30, 2020, an impairment of $127,177 was recorded due to continued decrease in revenues from the inland transportation management segment, no impairment was recorded for same period 2019.